Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Disclosure
In
accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation paid to our principal executive officer (“PEO”) and
Non-PEO
NEOs and Company financial performance for each of the fiscal years ended December 31, 2020, 2021 and 2022. The HR and Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for Kåre Schultz ($) (1)	Compensation Actually Paid to Kåre Schultz ($) (1)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (1)	Average Compensation Actually Paid to Non-PEO NEOs ($) (1)(2)(3)	Value of Initial Fixed $100 Investment based on: (4)		Net Income ($ Millions)	Non-GAAP Operating Profit ($ Millions) (5)
					TSR ($)	Peer Group TSR ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	15,529,138	17,214,057	3,977,166	4,426,020	93.06	123.43	(2,406)	4,139
2021	14,681,772	7,570,056	3,740,840	3,075,466	81.73	129.31	456	4,401
2020	15,724,518	10,866,321	3,997,258	3,783,167	98.47	114.32	(4,099)	4,388
(1)	Kåre Schultz was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022

Eli Kalif	Eli Kalif	Eli Kalif

Dr. Hafrun Fridriksdottir	Dr. Sven Dethlefs	Dr. Sven Dethlefs

Brendan O’Grady	Eric Drapé	Mark Sabag

Eric Drapé	Mark Sabag	Eric Drapé
(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Kåre Schultz ($)	Exclusion of Stock Awards and Option Awards for Kåre Schultz ($)	Inclusion of Equity Values for Kåre Schultz ($)	Compensation Actually Paid to Kåre Schultz ($)

2022	15,529,138	(9,999,990)	11,684,909	17,214,057

2021	14,681,772	(9,999,994)	2,888,278	7,570,056

2020	15,724,518	(9,999,970)	5,141,773	10,866,321

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2022	3,977,166	(2,074,994)	2,523,848	4,426,020

2021	3,740,840	(1,949,990)	1,284,616	3,075,466

2020	3,997,258	(2,012,487)	1,798,396	3,783,167

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Kåre Schultz ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Kåre Schultz ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Kåre Schultz ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Kåre Schultz ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Kåre Schultz ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Kåre Schultz ($)	Total - Inclusion of Equity Values for Kåre Schultz ($)
2022	12,225,190	(546,605)	0	6,324	0	0	11,684,909
2021	7,614,065	(5,298,346)	0	572,559	0	0	2,888,278
2020	8,077,067	(2,209,566)	0	(725,728)	0	0	5,141,773

Year	Average Year- End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	2,536,721	9,389	0	(22,262)	0	0	2,523,848
2021	1,484,735	(409,621)	0	209,502	0	0	1,284,616
2020	1,680,018	36,926	0	81,452	0	0	1,798,396
(4)
The Peer Group TSR set forth in this table utilizes the Dow Jones U.S. Select Pharmaceuticals Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the Dow Jones U.S. Select Pharmaceuticals Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(5)
We determined
Non-GAAP
Operating Profit to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and
Non-PEO
NEOs in 2022. For a description of how
Non-GAAP
Operating Profit is determined, please see “Executive Compensation—Compensation Discussion and Analysis—IV. Components of Our Compensation Program—Long-Term Incentive Equity-Based Compensation” above. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Non-GAAP Operating Profit
Named Executive Officers, Footnote [Text Block]

2020	2021	2022

Eli Kalif	Eli Kalif	Eli Kalif

Dr. Hafrun Fridriksdottir	Dr. Sven Dethlefs	Dr. Sven Dethlefs

Brendan O’Grady	Eric Drapé	Mark Sabag

Eric Drapé	Mark Sabag	Eric Drapé

Peer Group Issuers, Footnote [Text Block]	The Peer Group TSR set forth in this table utilizes the Dow Jones U.S. Select Pharmaceuticals Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
	included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the Dow Jones U.S. Select Pharmaceuticals Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 15,529,138	$ 14,681,772	$ 15,724,518
PEO Actually Paid Compensation Amount	$ 17,214,057	7,570,056	10,866,321
Adjustment To PEO Compensation, Footnote [Text Block]

Year	Summary Compensation Table Total for Kåre Schultz ($)	Exclusion of Stock Awards and Option Awards for Kåre Schultz ($)	Inclusion of Equity Values for Kåre Schultz ($)	Compensation Actually Paid to Kåre Schultz ($)

2022	15,529,138	(9,999,990)	11,684,909	17,214,057

2021	14,681,772	(9,999,994)	2,888,278	7,570,056

2020	15,724,518	(9,999,970)	5,141,773	10,866,321

Non-PEO NEO Average Total Compensation Amount	$ 3,977,166	3,740,840	3,997,258
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,426,020	3,075,466	3,783,167
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2022	3,977,166	(2,074,994)	2,523,848	4,426,020

2021	3,740,840	(1,949,990)	1,284,616	3,075,466

2020	3,997,258	(2,012,487)	1,798,396	3,783,167

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Description of Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)

The following graph sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]
Description of Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Net Income
The following graph sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and our Net Income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Description of Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and
Non-GAAP
Operating Profit

The following graph sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and our
Non-GAAP
Operating Profit during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]
Description of Relationship Between Company TSR and Peer Group TSR
The following graph compares our cumulative TSR over the three most recently completed fiscal years to that of the Dow Jones U.S. Select Pharmaceuticals Index over the same period.

Tabular List [Table Text Block]
Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and other NEOs for fiscal year 2022 to Company performance. The performance measures included in this table are not ranked by relative importance.

Most Important Performance Measures
Non-GAAP Operating Profit Net Revenue Relative TSR Non-GAAP Earnings Per Share
Free Cash Flow

Total Shareholder Return Amount	$ 93.06	81.73	98.47
Peer Group Total Shareholder Return Amount	123.43	129.31	114.32
Net Income (Loss)	$ (2,406,000,000)	$ 456,000,000	$ (4,099,000,000)
Company Selected Measure Amount	4,139,000,000	4,401,000,000	4,388,000,000
PEO Name	Kåre Schultz
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Operating Profit
Non-GAAP Measure Description [Text Block]	We determined
Non-GAAP
Operating Profit to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and
Non-PEO
NEOs in 2022. For a description of how
Non-GAAP
Operating Profit is determined, please see “Executive Compensation—Compensation Discussion and Analysis—IV. Components of Our Compensation Program—Long-Term Incentive Equity-Based Compensation” above. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Earnings Per Share
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
PEO [Member] | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (9,999,990)	$ (9,999,994)	$ (9,999,970)
PEO [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,684,909	2,888,278	5,141,773
PEO [Member] | YearEnd Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	12,225,190	7,614,065	8,077,067
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(546,605)	(5,298,346)	(2,209,566)
PEO [Member] | VestingDate Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,324	572,559	(725,728)
PEO [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,074,994)	(1,949,990)	(2,012,487)
Non-PEO NEO [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,523,848	1,284,616	1,798,396
Non-PEO NEO [Member] | YearEnd Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,536,721	1,484,735	1,680,018
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,389	(409,621)	36,926
Non-PEO NEO [Member] | VestingDate Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(22,262)	209,502	81,452
Non-PEO NEO [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0